NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Biotricity Inc. (the “Company” or “Biotricity”) was incorporated under the laws of the State of Nevada on August 29, 2012. iMedical Innovations Inc. (“iMedical”) was incorporated on July 3, 2014 under the laws of the Province of Ontario, Canada and became a wholly-owned subsidiary of Biotricity through reverse take-over on February 2, 2016.

The Company (directly and through its subsidiary) is engaged in research and development activities within the remote monitoring segment of preventative care. It is focused on a realizable healthcare business model that has an existing market and commercialization pathway. As such, its efforts to date have been devoted to building and commercializing an ecosystem of technologies that enable access to this market.

1. NATURE OF OPERATIONS

Biotricity Inc. (formerly MetaSolutions, Inc.) (the “Company” or “Biotricity”) was incorporated under the laws of the State of Nevada on August 29, 2012. iMedical Innovations Inc. (“iMedical”) was incorporated on July 3, 2014 under the laws of the Province of Ontario, Canada and became a wholly-owned subsidiary of Biotricity through reverse take-over on February 2, 2016.

Both the Company and iMedical are engaged in research and development activities within the remote monitoring segment of preventative care. They are focused on a realizable healthcare business model that has an existing market and commercialization pathway. As such, its efforts to date have been devoted to building and commercializing an ecosystem of technologies that enable access to this market.